Derivative financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, fair value of collateral	$ 0	$ 1
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 32